Vessel Revenue, net and Voyage Expenses, Income Derived from Charters (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Vessel Revenue, net and Voyage Expenses [Abstract]
Vessel revenues from time charters and pool agreements, net of commissions	$ 13,548	$ 45,439	$ 31,754
Vessel revenues from spot charters, net of commissions	9,236	0	4,313
Vessel revenue, net	22,784	45,439	36,067
Demurrage income	229	0	512
Amortization of fair value of above market time charter	308	0	0
Amortization of fair value of below market time charter	$ (146)	$ 0	$ 0